UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10467

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)

                                    --------

                    11111 Santa Monica Boulevard, Suite 1500
                              Los Angeles, CA 90025
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-947-7000

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2010

                     DATE OF REPORTING PERIOD: JUNE 30, 2010

                                EXPLANATORY NOTE

The only change made to the Causeway Capital Management Trust Filing is the addition of the Series and Class Identifiers for the following Funds:

Causeway International Value Fund
Causeway Global Value Fund
Causeway International Opportunities Fund

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (000)*
JUNE 30, 2010 (UNAUDITED)

                                                        NUMBER OF
CAUSEWAY INTERNATIONAL VALUE FUND                        SHARES         VALUE
---------------------------------                     ------------   -----------
COMMON STOCK
CANADA -- 1.1%
   Precision Drilling Trust (1)                          2,986,852   $    19,809
                                                                     -----------
FRANCE -- 13.2%
   Accor SA                                                 79,086         3,661
   AXA SA                                                1,636,678        25,001
   BNP Paribas SA                                          395,730        21,288
   European Aeronautic Defence and Space Co. NV          1,873,177        38,223
   Gemalto NV                                              265,227         9,980
   Sanofi-Aventis SA (2)                                   868,879        52,324
   Technip SA                                              846,179        48,527
   Vinci SA                                                933,662        38,763
                                                                     -----------
                                                                         237,767
                                                                     -----------
GERMANY -- 10.4%
   Bayer AG                                                386,949        21,621
   Deutsche Post AG                                      1,472,164        21,462
   E.ON AG                                                 919,579        24,723
   Linde AG                                                442,171        46,489
   Muenchener Rueckversicherungs AG                        223,067        28,005
   Siemens AG                                              496,375        44,390
                                                                     -----------
                                                                         186,690
                                                                     -----------
GREECE -- 0.9%
   OPAP SA                                               1,349,902        16,794
                                                                     -----------
HONG KONG -- 1.8%
   Yue Yuen Industrial Holdings Ltd. (2, 3)             10,707,033        33,233
                                                                     -----------
IRELAND -- 1.0%
   Smurfit Kappa Group PLC (2, 3)                        2,190,209        18,087
                                                                     -----------
ITALY -- 2.5%
   Snam Rete Gas SpA                                     4,899,737        19,552
   UniCredito Italiano SpA                              11,083,611        24,514
                                                                     -----------
                                                                          44,066
                                                                     -----------
JAPAN -- 19.2%
   Fanuc Ltd.                                              415,300        46,926
   Haseko Corp.                                         18,773,500        14,869
   Honda Motor Co. Ltd.                                    976,500        28,700
   KDDI Corp.                                                4,948        23,600
   Mitsubishi Gas Chemical Co. Inc.                      4,359,000        21,149
   Mitsubishi UFJ Financial Group Inc.                   6,111,800        27,769
   Sankyo Co. Ltd.                                         573,200        25,926
   Shin-Etsu Chemical Co. Ltd.                             844,400        39,285
   SMC Corp.                                               167,800        22,461

JUNE 30, 2010 (UNAUDITED)

                                                         NUMBER
CAUSEWAY INTERNATIONAL VALUE FUND                       OF SHARES       VALUE
---------------------------------                     ------------   -----------
JAPAN -- (CONTINUED)
   Sony Financial Holdings Inc.(2)                          12,854   $    42,904
   Tokyo Electron Ltd.                                     476,400        25,678
   Toyota Motor Corp.                                      798,500        27,453
                                                                     -----------
                                                                         346,720
                                                                     -----------
NETHERLANDS -- 8.1%
   Akzo Nobel NV                                           875,228        45,485
   Reed Elsevier NV                                      4,666,041        51,648
   TNT NV                                                1,961,931        49,409
                                                                     -----------
                                                                         146,542
                                                                     -----------
NORWAY -- 1.7%
   Aker Kvaerner ASA                                     2,745,802        31,404
                                                                     -----------
SINGAPORE -- 1.1%
   Singapore Airlines Ltd.                               1,924,000        19,954
                                                                     -----------
SOUTH KOREA -- 4.2%
   Hyundai Heavy Industries                                290,466        55,265
   KT&G Corp.                                              398,483        19,588
                                                                     -----------
                                                                          74,853
                                                                     -----------
SPAIN -- 3.9%
   Banco Santander SA                                    2,284,342        23,951
   Enagas                                                1,767,285        26,618
   Telefonica SA                                         1,065,021        19,727
                                                                     -----------
                                                                          70,296
                                                                     -----------
SWEDEN -- 1.4%
   Skandinaviska Enskilda Banken AB, Class A             4,707,078        24,950
                                                                     -----------
SWITZERLAND -- 12.2%
   Compagnie Financiere Richemont SA                       518,916        18,121
   Givaudan SA                                              41,738        35,458
   Novartis AG                                             688,282        33,364
   Roche Holding AG                                        241,674        33,272
   Sulzer AG                                               162,721        15,181
   Transocean Ltd. (1)                                     243,620        11,575
   UBS AG                                                3,293,709        43,644
   Zurich Financial Services AG                            131,992        29,100
                                                                     -----------
                                                                         219,715
                                                                     -----------
UNITED KINGDOM -- 14.1%
   Aviva PLC                                             6,143,779        28,540
   British American Tobacco PLC                            948,911        30,102
   HSBC Holdings PLC                                     3,254,121        29,835
   Michael Page International PLC                        3,326,252        18,407
   Rexam PLC                                             5,899,122        26,527

SCHEDULE OF INVESTMENTS (000)* (CONCLUDED)
JUNE 30, 2010 (UNAUDITED)

                                                        NUMBER OF
CAUSEWAY INTERNATIONAL VALUE FUND                        SHARES         VALUE
---------------------------------                     ------------   -----------
UNITED KINGDOM -- (CONTINUED)
   Rio Tinto PLC                                           606,536   $    26,625
   Rolls-Royce Group PLC                                 4,286,231        35,762
   Royal Dutch Shell PLC, Class B                          819,916        19,810
   Vodafone Group PLC                                   18,444,371        37,989
                                                                     -----------
                                                                         253,597
                                                                     -----------

TOTAL COMMON STOCK
   (COST $1,995,738) -- 96.8%                                          1,744,477
                                                                     -----------
SHORT-TERM INVESTMENTS**
   Bank of New York Mellon Cash Reserve Fund,
      0.010%                                            30,912,569        30,913
   Dreyfus Cash Management, Institutional Class,
      0.130%                                             8,864,972         8,865
                                                                     -----------
                                                                          39,778
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
   (COST $39,778) -- 2.2%                                                 39,778
                                                                     -----------
TOTAL INVESTMENTS -- 99.0%
   (COST $2,035,516)                                                   1,784,255
                                                                     -----------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%                             18,406
                                                                     -----------
NET ASSETS -- 100.0%                                                 $ 1,802,661
                                                                     ===========

*    Except for share data.

**   The rate shown represents the 7-day effective yield as of June 30, 2010.

(1)  Non-income producing security.

(2) Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.

(3) Securities considered illiquid. The total market value of such securities as of June 30, 2010 was $51,320 and represented 2.8% of net assets.

At June 30, 2010, the tax basis cost of the Fund's investments was $2,035,516 and the unrealized appreciation and depreciation were $152,179 and ($403,440), respectively.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments carried at value:

Investments in Securities         Level 1    Level 2##   Level 3      Total
-------------------------         -------   ----------   -------   ----------
   Common Stock                   $60,084   $1,684,393     $--     $1,744,477
   Short-Term Investments          39,778           --      --         39,778
                                  -------   ----------     ---     ----------
Total Investments in Securities   $99,862   $1,684,393     $--     $1,784,255
                                  =======   ==========     ===     ==========

## Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CCM-QH-001-1200

SCHEDULE OF INVESTMENTS (000)*
JUNE 30, 2010 (UNAUDITED)

                                                        NUMBER OF
CAUSEWAY EMERGING MARKETS FUND                           SHARES         VALUE
------------------------------                        ------------   -----------
COMMON STOCK
BRAZIL -- 10.3%
   Banco Bradesco SA ADR                                     5,580   $        89
   Banco do Brasil SA                                       12,800           177
   Cia de Saneamento Basico do Estado de Sao
      Paulo ADR                                             13,400           554
   Cia de Saneamento de Minas Gerais                        12,600           174
   Itau Unibanco Banco Multiplo SA ADR                       3,985            72
   Petroleo Brasileiro SA ADR                               15,700           483
   Souza Cruz SA                                             5,400           203
   Tele Norte Leste Participacoes SA ADR                     8,800           132
   Vale SA ADR, Class B                                     28,500           694
                                                                     -----------
                                                                           2,578
                                                                     -----------
CHINA -- 18.9%
   American Oriental Bioengineering Inc. (1)                28,000            71
   Bank of China Ltd., Class H                           1,236,000           624
   China Agri-Industries Holdings Ltd.                     192,000           222
   China Construction Bank Corp., Class H                  785,000           632
   China Life Insurance Co. Ltd. ADR                           600            39
   China Mobile Ltd. ADR                                    14,400           711
   China Petroleum & Chemical Corp. ADR                      7,700           620
   China Zhongwang Holdings Ltd.                           171,200           108
   CNOOC Ltd. ADR                                            2,000           340
   Dongfeng Motor Group Co. Ltd., Class H                  170,000           197
   FerroChina Ltd. (1, 2, 3)                               258,000            --
   Industrial & Commercial Bank of China,
      Class H                                              369,000           268
   Renhe Commercial Holdings Co. Ltd.                    1,048,000           217
   Shenzhen Investment Ltd.                                712,000           204
   Soho China Ltd.                                         137,500            80
   Yanzhou Coal Mining Co. Ltd. ADR                         13,100           251
   Zhejiang Expressway Co. Ltd.                            158,000           146
                                                                     -----------
                                                                           4,730
                                                                     -----------
HONG KONG -- 0.4%
   Hopson Development Holdings Ltd.                         80,000            98
                                                                     -----------
INDIA -- 8.0%
   Bank of India                                            31,119           232
   Hindalco Industries Ltd.                                147,688           454
   IDBI Bank Ltd.                                          152,283           388
   Oil & Natural Gas Corp. Ltd.                             11,632           329
   Satyam Computer Services Ltd.                            33,314            65
   Sesa GOA Ltd.                                            25,558           192
   Tata Consultancy Services Ltd.                           18,498           297

JUNE 30, 2010 (UNAUDITED)

                                                        NUMBER OF
CAUSEWAY EMERGING MARKETS FUND                           SHARES         VALUE
------------------------------                        ------------   -----------
INDIA -- (CONTINUED)
   Tata Steel Ltd.                                           4,123   $        43
                                                                     -----------
                                                                           2,000
                                                                     -----------
INDONESIA -- 4.6%
   Astra International                                      86,000           455
   Kalbe Farma                                           1,285,500           295
   United Tractors Tbk PT GDR                              189,500           389
                                                                     -----------
                                                                           1,139
                                                                     -----------
MALAYSIA -- 2.7%
   Affin Holdings Bhd                                      214,700           199
   Axiata Group Bhd (1)                                    148,900           179
   Tenaga Nasional Bhd                                     110,100           286
                                                                     -----------
                                                                             664
                                                                     -----------
MEXICO -- 3.8%
   America Movil SAB de CV ADR, Class L                      5,095           242
   Embotelladoras Arca SAB de CV                            45,200           154
   Grupo Mexico SAB de CV, Class B                         137,194           326
   Wal-Mart de Mexico SAB de CV                             97,000           215
                                                                     -----------
                                                                             937
                                                                     -----------
POLAND -- 1.3%
   KGHM Polska Miedz SA                                     13,001           336
                                                                     -----------
RUSSIA -- 7.3%
   LUKOIL ADR                                               13,175           675
   MMC Norilsk Nickel ADR                                    8,900           127
   OAO Gazprom                                              33,594           158
   OAO Gazprom ADR                                          30,615           576
   Surgutneftegas ADR                                       33,100           290
                                                                     -----------
                                                                           1,826
                                                                     -----------
SINGAPORE -- 1.1%
   China Yuchai International Ltd.                           5,800            89
   Yangzijiang Shipbuilding Holdings Ltd.                  207,000           198
                                                                     -----------
                                                                             287
                                                                     -----------
SOUTH AFRICA -- 6.3%
   Aveng Ltd.                                               17,440            78
   British American Tobacco PLC                              1,090            35
   Growthpoint Properties Ltd.                             114,305           233
   Massmart Holdings Ltd.                                   13,813           213
   Metropolitan Holdings Ltd.                              123,982           261
   Reinet Investments SCA (1)                                1,709             2
   Remgro Ltd.                                              22,559           279

JUNE 30, 2010 (UNAUDITED)

                                                        NUMBER OF
CAUSEWAY EMERGING MARKETS FUND                           SHARES         VALUE
------------------------------                        ------------   -----------
SOUTH AFRICA -- (CONTINUED)
   Sanlam Ltd.                                              42,988   $       128
   Shoprite Holdings Ltd.                                   22,745           246
   Woolworths Holdings Ltd.                                 32,231           101
                                                                     -----------
                                                                           1,576
                                                                     -----------
SOUTH KOREA -- 13.5%
   Busan Bank                                                    4            --
   Daishin Securities Co. Ltd.                              27,170           312
   Honam Petrochemical Corp.                                 2,707           320
   Hyundai Heavy Industries                                  1,872           356
   Kia Motors Corp.                                          7,570           201
   KT Corp.                                                 10,230           378
   LG Chemical Ltd.                                            648           163
   LG Display Co. Ltd. ADR                                  27,300           439
   LG Telecom Ltd.                                          54,901           342
   POSCO ADR                                                   200            19
   Samsung Electronics Co. Ltd.                              1,197           751
   Youngone Corp.                                            3,854            77
                                                                     -----------
                                                                           3,358
                                                                     -----------
TAIWAN -- 12.0%
   Altek Corp.                                             110,224           142
   Asia Optical Co. Inc.                                        70            --
   Chong Hong Construction Co. (1)                          27,000            48
   Compal Electronics Inc.                                 372,958           442
   Gigabyte Technology Co. Ltd.                            313,000           304
   HON HAI Precision Industry Co. Ltd. (1)                  17,000            59
   Hung Poo Real Estate Development Corp.                   58,000            71
   Hung Sheng Construction Co. Ltd.                        608,000           302
   Inventec Co..Ltd.                                       223,000           118
   Lite-On Technology Corp.                                211,472           231
   Quanta Computer Inc.                                    162,060           292
   Quanta Storage Inc.                                      60,660            84
   Radium Life Tech Co. Ltd.                               180,000           151
   Star Comgistic Capital Co..Ltd. (1)                      19,800            18
   Taiwan Cooperative Bank                                 276,000           166
   Taiwan Semiconductor Manufacturing Co. Ltd.
      ADR                                                   43,902           428
   Tsann Kuen Enterprise Co. Ltd.                           13,200            25
   Wistron Corp.                                            71,977           105
                                                                     -----------
                                                                           2,986
                                                                     -----------
THAILAND -- 2.0%
   Charoen Pokphand Foods                                  585,300           365

JUNE 30, 2010 (UNAUDITED)

                                                        NUMBER OF
CAUSEWAY EMERGING MARKETS FUND                           SHARES         VALUE
------------------------------                        ------------   -----------
THAILAND -- (CONTINUED)
   Thanachart Capital                                      158,700   $       140
   Thoresen Thai Agencies PCL                                   20            --
                                                                     -----------
                                                                             505
                                                                     -----------
TURKEY -- 2.2%
   Aksa Akrilik Kimya Sanayii                               75,017           121
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                36,520            50
   Tupras Turkiye Petrol Rafine                              2,695            49
   Turk Hava Yollari (1)                                   130,890           322
                                                                     -----------
                                                                             542
                                                                     -----------
TOTAL COMMON STOCK
   (COST $23,446) -- 94.4%                                                23,562
                                                                     -----------
PREFERRED STOCK
BRAZIL -- 3.4%
   Cia Energetica de Minas Gerais                            6,297            91
   Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA                                              20,329           409
   Investimentos Itau SA                                    40,156           240
   Suzano Papel e Celulose SA                               13,700           115
   Telemar Norte Leste SA                                        9            --
                                                                     -----------
                                                                             855
                                                                     -----------
SOUTH KOREA -- 1.2%
   Hyundai Motor Co.                                         7,050           297
                                                                     -----------
TOTAL PREFERRED STOCK
   (COST $1,117) -- 4.6%                                                   1,152
                                                                     -----------
SHORT-TERM INVESTMENT
   Dreyfus Cash Management, Institutional
      Class, 0.130% **                                     150,270           150
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
   (COST $150) -- 0.6%                                                       150
                                                                     -----------
TOTAL INVESTMENTS -- 99.6%
   (COST $24,713)                                                         24,864
                                                                     -----------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                                100
                                                                     -----------
NET ASSETS -- 100.0%                                                 $    24,964
                                                                     ===========

*    Except for share data.

**   The rate shown represents the 7-day effective yield as of June 30, 2010.

(1)  Non-income producing security.

(2) Securities considered illiquid. The total market value of such securities as of June 30, 2010 was $-- and represented 0.0% of net assets.

(3)  Security is fair valued at zero due to company's insolvency.

SCHEDULE OF INVESTMENTS (000)* (CONCLUDED)
JUNE 30, 2010 (UNAUDITED)

ADR   American Depositary Receipt

GDR   Global Depositary Receipt

Amounts designated as "--" are $0, or are rounded to $0.

At June 30, 2010, the tax basis cost of the Fund's investments was $24,713 and the unrealized appreciation and depreciation were $3,254 and ($3,103), respectively.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments carried at value:

Investments in Securities         Level 1   Level 2##   Level 3    Total
-------------------------         -------   ---------   -------   -------
   Common Stock                    $6,831    $16,731      $--     $23,562
   Preferred Stock                    855        297       --       1,152
   Short-Term Investment              150         --       --         150
                                   ------    -------      ---     -------
Total Investments in Securities    $7,836    $17,028      $--     $24,864
                                   ======    =======      ===     =======

## Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CCM-QH-002-0700

SCHEDULE OF INVESTMENTS (000)*
JUNE 30, 2010 (UNAUDITED)

                                                        NUMBER OF
CAUSEWAY GLOBAL VALUE FUND                               SHARES         VALUE
------------------------------                        ------------   -----------
COMMON STOCK
FRANCE -- 11.9%
   European Aeronautic Defence and Space Co. NV              3,907   $        80
   Gemalto NV                                                1,771            67
   Sanofi-Aventis SA                                         1,859           112
   Technip SA                                                1,819           104
   Vinci SA                                                  1,774            74
                                                                     -----------
                                                                             437
                                                                     -----------
GERMANY -- 3.5%
   Deutsche Post AG                                          3,683            53
   Siemens AG                                                  858            77
                                                                     -----------
                                                                             130
                                                                     -----------
GREECE -- 1.0%
   OPAP SA                                                   2,829            35
                                                                     -----------
JAPAN -- 11.7%
   Fanuc Ltd.                                                  800            90
   Haseko Corp.                                             45,000            36
   Sankyo Co. Ltd.                                           1,500            68
   Shin-Etsu Chemical Co. Ltd.                               1,700            79
   Sony Financial Holdings Inc.                                 31           103
   Toyota Motor Corp.                                        1,600            55
                                                                     -----------
                                                                             431
                                                                     -----------
NETHERLANDS -- 8.2%
   Akzo Nobel NV                                             1,837            95
   Reed Elsevier NV                                         10,799           120
   TNT NV                                                    3,409            86
                                                                     -----------
                                                                             301
                                                                     -----------
NORWAY -- 1.4%
   Aker Kvaerner ASA                                         4,500            52
                                                                     -----------
SOUTH KOREA -- 5.2%
   Hyundai Heavy Industries                                    671           128
   KT&G Corp.                                                1,267            62
                                                                     -----------
                                                                             190
                                                                     -----------
SPAIN -- 4.1%
   Banco Santander SA                                        8,746            92
   Telefonica SA                                             3,103            57
                                                                     -----------
                                                                             149
                                                                     -----------
SWITZERLAND -- 8.4%
   Kuoni Reisen Holding AG                                     210            59
   Novartis AG                                               1,465            71
   Roche Holding AG                                            490            67
   Transocean Ltd. (1)                                         872            40

JUNE 30, 2010 (UNAUDITED)

                                                        NUMBER OF
CAUSEWAY GLOBAL VALUE FUND                               SHARES         VALUE
--------------------------                            ------------   -----------
SWITZERLAND -- (CONTINUED)
   UBS AG                                                    5,474   $        73
                                                                     -----------
                                                                             310
                                                                     -----------
UNITED KINGDOM -- 9.2%
   British American Tobacco PLC                              2,161            69
   Michael Page International PLC                            9,365            52
   Rio Tinto PLC                                             1,560            68
   Rolls-Royce Group PLC                                     9,440            79
   Vodafone Group PLC                                       33,019            68
                                                                     -----------
                                                                             336
                                                                     -----------
UNITED STATES -- 33.8%
   Air Products & Chemicals Inc.                             1,200            78
   Apollo Group Inc., Class A (1)                            1,995            85
   Bank of America Corp.                                     6,100            88
   Cameron International Corp. (1)                           1,050            34
   Cedar Fair                                                4,900            60
   Centene Corp. (1)                                         3,800            82
   CF Industries Holdings Inc.                               1,040            66
   Exxon Mobil Corp.                                         1,200            68
   Harley-Davidson Inc.                                      2,437            54
   Health Net Inc. (1)                                       2,600            63
   Johnson & Johnson                                         2,300           136
   MetLife Inc.                                              1,708            65
   Microsoft Corp.                                           2,752            63
   National Oilwell Varco Inc.                               1,600            53
   UnitedHealth Group Inc.                                   4,098           116
   Walt Disney Co.                                           2,404            76
   Western Union Co.                                         3,500            52
                                                                     -----------
                                                                           1,239
                                                                     -----------
TOTAL COMMON STOCK
   (COST $3,916) -- 98.4%                                                  3,610
                                                                     -----------
SHORT-TERM INVESTMENT
   Dreyfus Cash Management, Institutional Class,
      0.130% **                                             74,352            74
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
   (COST $74) -- 2.0%                                                         74
                                                                     -----------
TOTAL INVESTMENTS -- 100.4%
   (COST $3,990)                                                           3,684
                                                                     -----------
LIABILITIES IN EXCESS OF OTHER ASSETS -- -0.4%                               (13)
                                                                     -----------
NET ASSETS -- 100.0%                                                 $     3,671
                                                                     ===========

SCHEDULE OF INVESTMENTS (000)* (CONCLUDED)
JUNE 30, 2010 (UNAUDITED)

*    Except for share data.

**   The rate shown represents the 7-day effective yield as of June 30, 2010.

(1)  Non-income producing security.

At June 30, 2010, the tax basis cost of the Fund's investments was $3,990 and the unrealized appreciation and depreciation were $213 and ($519), respectively.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments carried at value:

Investments in Securities         Level 1   Level 2##   Level 3    Total
-------------------------         -------   ---------   -------   ------
   Common Stock                    $1,339     $2,271      $--     $3,610
   Short-Term Investment               74         --       --         74
                                   ------     ------      ---     ------
Total Investments in Securities    $1,413     $2,271      $--     $3,684
                                   ======     ======      ===     ======

## Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CCM-QH-003-0500

SCHEDULE OF INVESTMENTS (000)*
JUNE 30, 2010 (UNAUDITED)

                                                        NUMBER OF
CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND                SHARES         VALUE
-----------------------------------------             ------------   -----------
AFFILIATED MUTUAL FUNDS
   Causeway Emerging Markets Fund, Institutional
      Class                                                 31,567   $       292
   Causeway International Value Fund,
      Institutional Class                                   90,856           919
                                                                     -----------
AFFILIATED MUTUAL FUNDS
   (COST $1,263) -- 99.8%                                                  1,211
                                                                     -----------
SHORT-TERM INVESTMENT
   Dreyfus Cash Management, Institutional Class,
      0.130% **                                             24,288            24
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
   (COST $24) -- 2.0%                                                         24
                                                                     -----------
TOTAL INVESTMENTS -- 101.8%
   (COST $1,287)                                                           1,235
                                                                     -----------
LIABILITIES IN EXCESS OF OTHER ASSETS -- -1.8%                               (21)
                                                                     -----------
NET ASSETS -- 100.0%                                                 $     1,214
                                                                     ===========

*    Except for share data.

**   The rate shown represents the 7-day effective yield as of June 30, 2010.

At June 30, 2010, the tax basis cost of the Fund's investments was $1,287 and the unrealized appreciation and depreciation were $17 and ($69), respectively.

As of June 30, 2010, all of the Fund's investments are Level 1 in accordance with ASC 820.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

CCM-QH-004-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   Causeway Capital Management Trust


By (Signature and Title)                       /s/ Turner Swan
                                               -------------------------
                                               Turner Swan, President

Date: August 27, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                       /s/ Turner Swan
                                               -------------------------
                                               Turner Swan, President


Date: August 27, 2010


By (Signature and Title)                       /s/ Michael Lawson
                                               -------------------------
                                               Michael Lawson, Treasurer


Date: August 27, 2010